Offsets	Apr. 08, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Host Hotels & Resorts, Inc.
Form or Filing Type	S-3
File Number	333-264313
Initial Filing Date	Apr. 15, 2022
Fee Offset Claimed	$ 66,120.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 600,000,000.00
Termination / Withdrawal Statement	See Note 1B
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Host Hotels & Resorts, Inc.
Form or Filing Type	S-3
File Number	333-210809
Filing Date	Apr. 18, 2016
Fee Paid with Fee Offset Source	$ 62,250.00
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Host Hotels & Resorts, Inc.
Form or Filing Type	S-3
File Number	333-230903
Filing Date	Apr. 16, 2019
Fee Paid with Fee Offset Source	$ 3,210.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Host Hotels & Resorts, Inc.
Form or Filing Type	S-3
File Number	333-264313
Filing Date	Apr. 15, 2022
Fee Paid with Fee Offset Source	$ 15,381.64